Income Taxes (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Tax Credit Carryforward [Line Items]
Valuation allowance	$ 337	$ 400
Impact on diluted earnings per share (USD per share)	$ 1.26	$ 1.06	$ 0.96
Undistributed foreign earnings	$ 5,100
Interest and penalties	10	$ 4	$ 2
Accrued interest and penalties	58	44	$ 37
U.S Federal [Member]
Tax Credit Carryforward [Line Items]
U.S tax credit carryforwards	8
Tax credit carryforward	68
State Jurisdiction [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforward	92
Foreign Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Operating loss carryforwards	342
Minimum [Member]
Tax Credit Carryforward [Line Items]
Potential reduction in liabilities for uncertain tax positions in next 12 months	150
Maximum [Member]
Tax Credit Carryforward [Line Items]
Potential reduction in liabilities for uncertain tax positions in next 12 months	180
Accounting Standards Update 2015-17 [Member]
Tax Credit Carryforward [Line Items]
Other Current Assets Excluding Deferred Income Taxes	269	272
Restatement Adjustment [Member] | Accounting Standards Update 2015-17 [Member]
Tax Credit Carryforward [Line Items]
Other Current Assets Excluding Deferred Income Taxes	$ 81	$ 104